Acquisitions and disposals (Details 1) - Shufersal [Member] $ in Millions	Jun. 30, 2018 ARS ($)
Disclosure of detailed information about business combination [line items]
Cash received	$ 9,988
Remediation of the fair value of the remaining interest	20,480
Total	30,468
Net assets disposed including goodwill	(13,225)
Gain from the sale of a subsidiary, net of taxes	$ 17,243	[1]

[1]	Includes Ps. 4,097 as a result of the sale and Ps. 13,146 as a result of the remeasurement at fair value of the new stake, both included in discontinued operations.